                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /      (a)
             or fiscal year ending:   12/31/99    (b)

Is this a transition report? (Y/N)                         N


Is this an amendment to a previous filing? (Y/N)           N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.  Registrant Name: Security First Life Separate Account A

         B.  File Number: 811-3365

         C.  Telephone Number:


2.       A.  Street: 11365 West Olympic Boulevard

         B.  City: Los Angeles    C.  State: CA    D.  Zip Code: 90064  Zip ext:

         E.  Foreign Country:          Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes) complete only items 111 through 132.]

6.       Is Registrant a unit investment trust(UIT)? (Y/N)                 Y

7.       A. Is Registrant a series or multiple portfolio company? (Y/N)
            [If answer is "N" (No), go to item 8.]


         B. How many separate series or portfolios did Registrant have at the end of the period?


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For period ending 12/31/99
File number 811-3365

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                                        $______

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         (000's omitted)                                                $_______

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from
         the sale of units of all series of Registrant
         (000's omitted)                                                $_______

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
      subsequent series.) (000's omitted)                               $_______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of     Total Assets        Total Income
                                                  Series         ($000's           Distributions
                                                 Investing       omitted)         ($000's omitted)
A. U.S. Treasury direct issue                                     $                    $
                                                 ------           ----------           --------

B. U.S. Government agency                                         $                    $
                                                 ------           ----------           --------

C. State and municipal tax-free                                   $                    $
                                                 ------           ----------           --------

D. Public utility debt                                            $                    $
                                                 ------           ----------           --------

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                    $                    $
                                                 ------           ----------           --------

F. All other corporate intermed.
   & long-term debt                                               $                    $
                                                 ------           ----------           --------

G. All other corporate short-term debt                            $                    $
                                                 ------           ----------           --------

H. Equity securities of brokers or dealers
   or parents of brokers or dealers                               $                    $
                                                 ------           ----------           --------

I. Investment company equity securities                           $                    $
                                                 ------           ----------           --------

J. All other equity securities                      37            $2,049,335           $114,827
                                                 ------           ----------           --------


K. Other securities                              ------           ----------           --------


L. Total assets of all series of registrant                       $                    $
                                                 ------           ----------           --------

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For period ending 12/31/99
File number 811-3365

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N) _______                            -------
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end
         of the current period? (Y/N) _______                            -------
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item
         129 derived from insurance or guarantees? (Y/N) _______         -------
                                                                           Y/N


131. [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                        $ 21,393
                                                                        --------


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-